PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,468,100	¥ 1,663,932	¥ 1,462,550
Gain on disposal of long-lived assets	87,688
Property, computer and network equipment and optical fiber
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 165,262	¥ 199,926	¥ 224,140